Employee Benefits - Effects on Defined Benefit Obligations of Increase in Discount Rates (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects of incremental increase in discount rate by 0.5%	¥ (33,151)	¥ (32,049)